Columbia Limited Duration Credit Fund
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Limited Duration Credit Fund (the Fund) seeks to provide shareholders with a level of current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in certain classes of shares of eligible funds distributed by Columbia Management Investment Distributors, Inc. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.9 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Limited Duration Credit Fund	Class A		Class B		Class C		Class I	Class K	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.00%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Columbia Limited Duration Credit Fund		Class A	Class B	Class C	Class I	Class K	Class R4	Class R5	Class W	Class Z
Management fees		0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%	none	none	none	none	0.25%	none
Other expenses	[1]	0.28%	0.28%	0.28%	0.11%	0.41%	0.28%	0.16%	0.28%	0.28%
Total annual fund operating expenses		0.89%	1.64%	1.64%	0.47%	0.77%	0.64%	0.52%	0.89%	0.64%
Less: Fee waiver/expense reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)	none	none	(0.04%)	none	(0.04%)	(0.04%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]	0.85%	1.60%	1.60%	0.47%	0.77%	0.60%	0.52%	0.85%	0.60%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class W and Class Z shares have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class R5 shares are based on estimated amounts for the Fund's current fiscal year.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.49% for Class I, 0.79% for Class K, 0.60% for Class R4, 0.54% for Class R5, 0.85% for Class W and 0.60% for Class Z.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example Columbia Limited Duration Credit Fund (USD $)	1 year	3 years	5 years	10 years
Class A	384	572	775	1,364
Class B	663	814	1,089	1,744
Class C	263	514	889	1,945
Class I	48	151	264	594
Class K	79	246	429	958
Class R4	61	201	353	798
Class R5	53	167	291	656
Class W	87	280	490	1,097
Class Z	61	201	353	798

Expense Example, No Redemption Columbia Limited Duration Credit Fund (USD $)	1 year	3 years	5 years	10 years
Class A	384	572	775	1,364
Class B	163	514	889	1,744
Class C	163	514	889	1,945
Class I	48	151	264	594
Class K	79	246	429	958
Class R4	61	201	353	798
Class R5	53	167	291	656
Class W	87	280	490	1,097
Class Z	61	201	353	798

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in corporate bonds. The Fund will primarily invest in debt securities with short- and intermediate-term maturities generally similar to those included in the Fund’s benchmark index. The Fund may invest up to 15% of its net assets in securities rated below investment grade (i.e., junk bonds). Up to 25% of the Fund’s net assets may be invested in foreign investments, including emerging markets.
PRINCIPAL RISKS OF INVESTING IN THE FUND
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index or other funds with similar investment objectives. The Fund may fail to achieve its investment objective(s) and may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Lower quality or unrated securities held by the Fund present greater credit risk as compared to higher-rated securities.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Foreign Securities Risk. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country or region, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in U.S. companies.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.

Issuer Risk. An issuer in which the Fund invests may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments.

Low and Below Investment Grade (High-Yield) Securities Risk. Securities with the lowest investment grade rating and securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or even long periods. In general, equity securities tend to have greater price volatility than debt securities.

Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
PAST PERFORMANCE
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges) for the periods shown with those of a broad measure of market performance as well as the Fund’s former benchmark.

The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class that commenced operations before the periods ended shown in the table below include the returns of the Fund’s Class A shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R5 shares of the Fund commenced operations after the periods ended shown in the table below and, therefore, performance is not yet available. Class R4 shares of the Fund did not commence operations prior to the date of this prospectus and, therefore, performance is not yet available. The returns shown for all periods for any share class that does not have available performance are the returns of Class A shares (without applicable sales charges) of the Fund.

Except for differences in expenses and sales charges (where applicable), the share classes of the Fund have annual returns substantially similar because all share classes of the Fund invest in the same portfolio of securities.

The after-tax returns shown in the table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.
CLASS A ANNUAL TOTAL RETURNS (BEFORE SALES CHARGE)

(calendar year)
During the periods shown:
  Highest return for a calendar quarter was 5.06% (quarter ended September 30, 2009).
  Lowest return for a calendar quarter was -3.46% (quarter ended December 31, 2008).
  Class A year-to-date return was 5.11% at September 30, 2012.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2011)
Average Annual Total Returns Columbia Limited Duration Credit Fund		Share Class Inception Date	1 year	5 years	Life of Fund
Class A		Jun. 19, 2003	(0.68%)	3.72%	3.16%
Class A shares returns after taxes on distributions		Jun. 19, 2003	(1.61%)	2.37%	1.90%
Class A shares returns after taxes on distributions and redemption of fund shares		Jun. 19, 2003	(0.44%)	2.37%	1.94%
Class B		Jun. 19, 2003	(3.34%)	3.21%	2.75%
Class C		Jun. 19, 2003	0.66%	3.57%	2.75%
Class I		Mar. 04, 2004	2.78%	4.73%	3.86%
Class K		Jun. 19, 2003	2.48%	4.57%	3.72%
Class R4	[1]		2.42%	4.35%	3.53%
Class R5		Nov. 08, 2012	2.42%	4.35%	3.53%
Class W		Dec. 01, 2006	2.44%	4.31%	3.51%
Class Z		Sep. 27, 2010	2.71%	4.40%	3.56%
Barclays U.S. 1-5 Year Corporate Index (reflects no deduction for fees, expenses or taxes)	[2]		3.14%	5.39%	4.28%	[3]
Barclays U.S. 1-5 Year Credit Index (reflects no deduction for fees, expenses or taxes)	[2]		3.04%	5.29%	4.13%
[1]	Class R4 shares of the Fund have not commenced operations as of the date of this prospectus.
[2]	On December 1, 2011, the Barclays U.S. 1-5 Year Corporate Index (the New Index) replaced the Barclays U.S. 1-5 Year Credit Index (the Former Index) as the Fund's primary benchmark. The Fund's Investment Manager made this recommendation to the Fund's Board of Trustees because the Investment Manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on both the New Index and the Former Index will be included for a one-year transition period. Thereafter, only the New Index will be included.
[3]	Since Inception 6/30/03.